UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lincluden Management Limited
Address:          1275 North Service Road W., Suite 607
                  Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alanna Sinclair-Whitty
Title:   Assistant Vice President and Secretary
Phone:   (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty    Oakville, Ontario, Canada        July 17, 2007
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total:  $785,384

                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F           File Number               Name

1                      028-11931                 Old Mutual (US) Holdings Inc.
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
Name of                         Title of               Value    Shares or Sh/ Put/ Investment Other          Voting Authority
Issuer                          Class        Cusip     $000's   Prn Amt   Prn Call Discretion Managers    Sole    Shared      None

ABN AMBRO HOLDING NV            SPON ADR     937102     $ 1,455    31,715 Shs      DEFINED      1        31,715
ALCAN INC.                      COM          013716105 $ 19,305   236,240 Shs      DEFINED      1       236,240
ALCATEL-LUCENT                  SPON ADR     013904305  $ 1,208    86,250 Shs      DEFINED      1        86,250
AON CORP                        COM          037389103  $ 6,623   155,450 Shs      DEFINED      1       155,450
AUTOLIV INC.                    COM          052800109  $ 2,913    51,230 Shs      DEFINED      1        51,230
AXA                             SPON ADR     054536107    $ 861    20,000 Shs      DEFINED      1        20,000
BANK OF AMERICA CORPORATION     COM          060505104  $ 6,968   142,521 Shs      DEFINED      1       142,521
BANK MONTREAL QUE               COM          063671101 $ 44,510   691,995 Shs      DEFINED      1       691,995
BANK NOVA SCOTIA HALIFAX        COM          064149107 $ 37,122   760,550 Shs      DEFINED      1       760,550
BARRICK GOLD INC.               COM          067901108 $ 26,365   904,974 Shs      DEFINED      1       904,974
BASF A G                        SPON ADR     055262505     $ 23       200 Shs      DEFINED      1           200
BCE INC                         COM          05534B109 $ 22,076   581,932 Shs      DEFINED      1       581,932
BG PLC                          ADR FIN      055434203     $ 28       350 Shs      DEFINED      1           350
BP PLC                          SPON ADR     055622104  $ 2,690    37,300 Shs      DEFINED      1        37,300
BT GROUP PLC                    SPON ADR     05577E101  $ 1,355    20,350 Shs      DEFINED      1        20,350
CAE INC                         COM          124765108  $ 8,707   652,024 Shs      DEFINED      1       652,024
CAMECO  CORP.                   COM          13321L108 $ 19,132   376,760 Shs      DEFINED      1       376,760
CANADIAN NATURAL RESOURCES LTD. COM          136385101  $ 1,131    17,000 Shs      DEFINED               17,000
CANADIAN PAC RY LTD.            COM          13645T100 $ 26,238   379,250 Shs      DEFINED      1       379,250
CANETIC RESOURCES TRUST         COM          137513107    $ 220    13,500 Shs      DEFINED      1        13,500
CEMEX SAB DE CV                 SPON ADR     151290889    $ 964    26,125 Shs      DEFINED      1        26,125
CHEVRON                         COM          166764100  $ 5,759    68,360 Shs      DEFINED      1        68,360
COCA-COLA COMPANY               COM          191216100  $ 4,170    79,725 Shs      DEFINED      1        79,725
COMCAST CORP.                   CL A         20030N101  $ 5,193   184,670 Shs      DEFINED      1       184,670
COMMERCE BANCORP INC NJ         COM          200519106  $ 3,386    91,530 Shs      DEFINED      1        91,530
DANAHER CORP DEL                COM          235851102  $ 3,700    49,000 Shs      DEFINED      1        49,000
DELL INC.                       COM          24702R101  $ 4,919   172,300 Shs      DEFINED      1       172,300
DOMTAR CORP.                    COM          257559104     $ 36     3,310 Shs      DEFINED      1         3,310
DOW CHEMICAL                    COM          260543103  $ 3,495    79,040 Shs      DEFINED      1        79,040
DU PONT E I DE NEMOURS & CO     COM          263534109  $ 3,556    69,950 Shs      DEFINED      1        69,950
ENBRIDGE INC.                   COM          29250N105     $ 13       300 Shs      DEFINED      1           300
FIFTH THIRD BANCORP.            COM          316773100  $ 2,265    56,945 Shs      DEFINED      1        56,945
FRANCE TELECOM SA               SPON ADR     35177Q105  $ 2,028    73,800 Shs      DEFINED      1        73,800
GLAXOSMITHKLINE PLC             SPON ADR     37733W105  $ 1,225    23,400 Shs      DEFINED      1        23,400
HONEYWELL INTL INC              COM          438516106  $ 3,925    69,750 Shs      DEFINED      1        69,750
HSBC HLDGS PLC                  SPON ADR NEW 404280406  $ 4,092    44,595 Shs      DEFINED      1        44,595
IMPERIAL OIL LTD                COM NEW      453038408 $ 22,339   479,025 Shs      DEFINED      1       479,025
ING GROEP N V                   SPON ADR     456837103  $ 3,293    74,890 Shs      DEFINED      1        74,890
JP MORGAN CHASE & CO.           COM          46625H100  $ 5,771   119,120 Shs      DEFINED      1       119,120
JOHNSON & JOHNSON               COM          478160104  $ 5,495    89,170 Shs      DEFINED      1        89,170
KINROSS GOLD CORP               COM NO PAR   496902404 $ 16,316 1,400,350 Shs      DEFINED      1     1,400,350
LOWES COMPANIES INC.            COM          548661107  $ 4,622   150,588 Shs      DEFINED      1       150,588
MAGNA INTL INC                  CL A         559222401 $ 16,438   218,990 Shs      DEFINED      1       218,990
MANULIFE FINL CORP              COM          56501R106 $ 42,074 1,123,035 Shs      DEFINED      1     1,123,035
MATSUSHITA ELEC INDL            SPONS ADR    576879209  $ 1,512    76,300 Shs      DEFINED      1        76,300
MICROSOFT CORP.                 COM          594918104  $ 4,774   161,980 Shs      DEFINED      1       161,980
NTT DOCOMO INC                  SPON ADR     62942M201  $ 1,472    93,150 Shs      DEFINED      1        93,150
NEWMONT MINING CORP.            COM          651639106  $ 4,121   105,500 Shs      DEFINED      1       105,500
NOKIA CORP                      SPON ADR     654902204  $ 2,668    94,905 Shs      DEFINED      1        94,905
NORTEL NETWORKS CORP NEW        COM          656568508 $ 23,330   974,168 Shs      DEFINED      1       974,168
NOVA CHEMICALS CORP.            COM          66977W109 $ 37,079 1,035,450 Shs      DEFINED      1     1,035,450
PETRO-CDA                       COM          71644E102 $ 40,223   753,700 Shs      DEFINED      1       753,700
PFIZER INC                      COM          717081103  $ 4,897   191,500 Shs      DEFINED      1       191,500
PIONEER NATURAL RESOURCES CO.   COM          723787107  $ 3,654    75,025 Shs      DEFINED      1        75,025
QUEST DIAGNOSTICS INC.          COM          74834L100  $ 5,697   110,305 Shs      DEFINED      1       110,305
ROGERS COMMUNICATIONS INC       CL B         775109200 $ 21,325   499,280 Shs      DEFINED      1       499,280
ROYAL BANK OF CANADA            COM          780087102 $ 41,183   773,465 Shs      DEFINED      1       773,465
SANOFI AVENTIS                  SPON ADR     80105N105  $ 1,389    34,500 Shs      DEFINED      1        34,500
SHAW COMMUNICATIONS             CL B CONV    82028K200 $ 29,300   692,100 Shs      DEFINED      1       692,100
SIEMENS AG                      SPON ADR     826197501  $ 1,115     7,795 Shs      DEFINED      1         7,795
SUN LIFE FINL INC.              COM          866796105 $ 37,409   783,710 Shs      DEFINED      1       783,710
3M CO                           CALL         88579Y101  $ 5,696    65,625 Shs      DEFINED      1        65,625
TALISMAN ENERGY INC             COM          87425E103 $ 41,563 2,145,560 Shs      DEFINED      1     2,145,560
THOMSON CORP                    COM          884903105 $ 31,410   767,870 Shs      DEFINED      1       767,870
TIMBERLAND CO                   CL A         887100105  $ 3,397   134,850 Shs      DEFINED      1       134,850
TORONTO DOMINION BK ONT         COM NEW      891160509 $ 32,372   476,865 Shs      DEFINED      1       476,865
TOTAL S A                       SPON ADR     89151E109  $ 2,081    25,701 Shs      DEFINED      1        25,701
TRANSCANADA CORP.               COM          89353D107     $ 37     1,100 Shs      DEFINED      1         1,100
UNITED TECHNOLOGIES CORP        COM          913017109  $ 5,216    73,550 Shs      DEFINED      1        73,550
VERIZON COMMUNICATIONS          COM          92343V104  $ 3,664    89,014 Shs      DEFINED      1        89,014
WACHOVIA CORP NEW               COM          929903102  $ 4,797    93,610 Shs      DEFINED      1        93,610